Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 3,678	$ 3,398
Other provisions, ending balance	2,566	3,678
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,590	2,887
Additions	1,259	1,456
Amounts utilised	(1,421)	(1,363)
Unused amounts reversed	(466)	(469)
Exchange and other movements	(16)	79
Other provisions, ending balance	1,946	2,590
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	671	356
Additions	347	698
Amounts utilised	(499)	(322)
Unused amounts reversed	(170)	(74)
Exchange and other movements	34	13
Other provisions, ending balance	383	671
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	756	605
Additions	249	347
Amounts utilised	(316)	(177)
Unused amounts reversed	(59)	(75)
Exchange and other movements	(11)	56
Other provisions, ending balance	619	756
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	858	1,646
Additions	192	189
Amounts utilised	(548)	(739)
Unused amounts reversed	(113)	(240)
Exchange and other movements	(3)	2
Other provisions, ending balance	386	858
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	305	280
Additions	471	222
Amounts utilised	(58)	(125)
Unused amounts reversed	(124)	(80)
Exchange and other movements	(36)	8
Other provisions, ending balance	558	305
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,088	511
Net change in expected credit loss provision and other movements	(468)	577
Other provisions, ending balance	$ 620	$ 1,088